Income Tax Expense - Disclosure of Reconciliation of Income Tax Expense to Prima Facie Tax Payable (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss before income tax expense	$ (13,468,195)	$ (18,343,984)	$ (12,744,344)
Tax at the Australian tax rate of 27.5% (2019 and 2018: 27.5%)	(3,703,754)	(5,044,596)	(3,504,695)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share based payments	443,956	435,046	807,896
Other non-deductible expenses	436,396	3,771,771	2,962,323
Non-assessable income	(442,580)	(1,445,111)	(883,971)
Capital listing fee	(192,741)	(99,976)	(79,152)
Difference in overseas tax rates	1,817,387	2,040,517	828,289
Income tax expense before adjustment	(1,641,336)	(342,349)	130,690
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	1,641,299	342,349	(129,014)
Income tax expense	$ 37	$ 0	$ 1,676